Transactions with Related Parties - Fabiana Services S.A. and Azara Services S.A. (Details) - USD ($) $ in Thousands	12 Months Ended			47 Months Ended	48 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2016
Related Party Transaction [Line Items]
Termination cost	$ 0	$ (28,241)	$ (1,307)
Fabiana Services S.A. | Consultancy Agreement commencing on February 3, 2013
Related Party Transaction [Line Items]
Consultancy agreement terms in year				5 years
Termination cost	$ 0
Azara Services S.A. | Consultancy Agreement CEO Services January 2013 | Ocean Rig UDW Inc.
Related Party Transaction [Line Items]
Consultancy agreement terms in year					5 years